Vessels, net (Tables)	12 Months Ended
Dec. 31, 2019
Vessels, net [Abstract]
Vessels, Net
The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	Vessel Cost	Accumulated depreciation	Net Book Value
Balance September 30, 2017	$7,549,281	$(182,346)	$7,366,935
—Yearly depreciation	—	(296,531)	(296,531)
Balance September 30, 2018	$7,549,281	$(478,877)	$7,070,404
—Period depreciation	—	(75,054)	(75,054)
Balance December 31, 2018	$7,549,281	$(553,931)	$6,995,350
— Addition to fleet vessels	17,260,780	—	17,260,780
—Yearly depreciation	—	(556,101)	(556,101)
Balance December 31, 2019	$24,810,061	$(1,110,032)	$23,700,029